UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Semiannual Report
to Shareholders
DWS Short Duration Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
8	Investment Portfolio
33	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets
37	Financial Highlights
42	Notes to Financial Statements
57	Other Information
58	Information About Your Fund’s Expenses
60	Liquidity Risk Management
61	Advisory Agreement Board Considerations and Fee Evaluation
65	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short Duration Fund

Performance SummaryMarch 31, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	4.30%	5.56%	2.09%	1.68%
Adjusted for the Maximum Sales Charge (max 2.25% load)	1.95%	3.18%	1.62%	1.45%
Bloomberg 1–3 Year Government/Credit Index†	3.13%	3.49%	1.36%	1.29%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	3.90%	4.74%	1.32%	0.92%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.90%	4.74%	1.32%	0.92%
Bloomberg 1–3 Year Government/Credit Index†	3.13%	3.49%	1.36%	1.29%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	4.62%	5.97%	2.41%	1.96%
Bloomberg 1–3 Year Government/Credit Index†	3.13%	3.49%	1.36%	1.31%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	4.42%	5.81%	2.35%	1.93%
Bloomberg 1–3 Year Government/Credit Index†	3.13%	3.49%	1.36%	1.29%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	4.51%	5.99%	2.38%	1.96%
Bloomberg 1–3 Year Government/Credit Index†	3.13%	3.49%	1.36%	1.29%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 0.87%, 1.63%, 0.52%, 0.69% and 0.61% for Class A,

DWS Short Duration Fund	|	3

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all
U.S. government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

‡	Total returns shown for periods less than one year are not annualized.

4	|	DWS Short Duration Fund

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/24	$8.31	$8.31	$8.32	$8.33	$8.31
9/30/23	$8.13	$8.14	$8.14	$8.16	$8.14
Distribution Information as of 3/31/24
Income Dividends, Six Months	$.18	$.15	$.19	$.19	$.19
March Income Dividend	$.0307	$.0254	$.0327	$.0326	$.0336
SEC 30-day Yield‡‡	4.83%	4.19%	5.29%	5.18%	5.30%
Current Annualized Distribution Rate‡‡	4.36%	3.61%	4.64%	4.62%	4.77%

‡‡
The SEC yield is net investment income per share earned over the month ended
March 31, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 4.70%, 4.07%, 5.16%, 5.01% and 5.07% for Class A, Class C,
Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.23%, 3.49%,
4.51%, 4.45% and 4.54% for Class A, Class C, Class R6, Class S and Institutional Class
shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Short Duration Fund	|	5

Portfolio Management Team
Jeff Morton, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—Fixed Income Portfolio Manager: New York.
—BS in Major Industrial Management and Economics, Carnegie Mellon University.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
—Portfolio Manager/Structured Finance Sector Head: New York.
—BS in Computer Science, Rutgers College.
Sarah Rowin, CFA, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
—Senior Portfolio Manager & Team Lead/Fixed Income: New York.
—BA in Economics from the University of Pennsylvania; CFA Charterholder.
Bryan Dziuban, Senior Portfolio Manager Fixed Income.
Portfolio Manager of the fund. Began managing the Fund in 2024.
—Joined DWS in 2007. Prior to his current role, he was a Portfolio Analyst for Fixed Income, and before that he served as a Performance Analyst.
—Senior Portfolio Manager — Fixed Income: New York.
—BS in Finance from Rutgers University.

6	|	DWS Short Duration Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/24	9/30/23
Corporate Bonds	55%	57%
Asset-Backed	16%	16%
Government & Agency Obligations	10%	8%
Commercial Mortgage-Backed Securities	9%	9%
Collateralized Mortgage Obligations	6%	6%
Mortgage-Backed Securities Pass-Throughs	2%	3%
Cash Equivalents	2%	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	3/31/24	9/30/23
AAA	18%	16%
AA	10%	12%
A	22%	21%
BBB	40%	40%
BB	5%	6%
B	1%	1%
CCC	0%	0%
CC	0%	0%
C	0%	0%
Not Rated	4%	4%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	3/31/24	9/30/23
Effective Maturity	3.1 years	3.2 years
Effective Duration	2.2 years	2.2 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 65 for contact information.

DWS Short Duration Fund	|	7

Investment Portfolioas of March 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 56.1%
Communication Services 2.7%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,951,320
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,413,953
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,342,070
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,187,156
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	329,077
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	760,993
4.625%, 8/1/2027	2,849,000	2,794,755
144A, 6.25%, 5/1/2025	3,200,000	3,213,992
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	125,981
Meituan, 144A, 2.125%, 10/28/2025	720,000	682,071
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	344,272
Rogers Communications, Inc., 5.0%, 2/15/2029 (a)	4,000,000	3,972,221
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,011,662
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,456,726
Tencent Holdings Ltd., 144A, 1.81%, 1/26/2026	3,000,000	2,825,401
T-Mobile U.S.A., Inc., 2.625%, 4/15/2026	1,350,000	1,282,362
		27,694,012
Consumer Discretionary 5.6%
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,688,805
Carnival Corp., 144A, 4.0%, 8/1/2028	555,000	516,980
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,408,285
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,594,135
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,308,415
5.8%, 3/5/2027	1,450,000	1,455,362
6.798%, 11/7/2028	1,270,000	1,325,594
6.95%, 3/6/2026	750,000	764,292
General Motors Financial Co., Inc., 5.4%, 4/6/2026	1,340,000	1,340,498
Hyundai Capital America:
144A, 1.0%, 9/17/2024	2,000,000	1,956,604
144A, 5.5%, 3/30/2026	5,000,000	5,008,148
144A, 5.95%, 9/21/2026	4,000,000	4,046,486
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
International Game Technology PLC, 144A, 4.125%, 4/15/2026	525,000	508,937
KFC Holding Co., 144A, 4.75%, 6/1/2027	300,000	291,704
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,127,860
Las Vegas Sands Corp., 3.2%, 8/8/2024	1,660,000	1,641,767
LKQ Corp., 5.75%, 6/15/2028	4,000,000	4,070,735
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,940,106
4.9%, 4/15/2029	1,560,000	1,547,693
Mattel, Inc.:
144A, 3.375%, 4/1/2026	495,000	473,406
144A, 3.75%, 4/1/2029	4,000,000	3,682,325
NCL Corp. Ltd., 144A, 8.125%, 1/15/2029	310,000	328,037
Newell Brands, Inc., 6.375%, 9/15/2027 (a)	1,090,000	1,071,904
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026 (a)	730,000	749,608
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,459,820
QVC, Inc., 4.45%, 2/15/2025 (a)	525,000	508,601
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	471,338
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,427,987
144A, 9.25%, 1/15/2029	930,000	997,486
Sands China Ltd., 5.125%, 8/8/2025	1,040,000	1,025,953
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,038,491
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,006,998
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,220,322
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026 (a)	4,000,000	4,077,507
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,583,944
		57,666,133
Consumer Staples 1.1%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,673,261
Campbell Soup Co., 5.2%, 3/19/2027	1,060,000	1,062,470
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,599,406
Coty, Inc., 144A, 5.0%, 4/15/2026	593,000	584,154
JBS U.S.A. Lux SA:
2.5%, 1/15/2027	960,000	884,910
5.125%, 2/1/2028	3,850,000	3,791,312
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,730,000	1,687,061
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	333,289
		11,615,863
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
Energy 4.5%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,041,824
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	535,097
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,890,548
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	739,045
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	497,112
Canadian Natural Resources Ltd., 3.8%, 4/15/2024	750,000	749,438
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	330,000	347,395
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,822,125
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,179,874
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,103,876
Energy Transfer LP:
4.05%, 3/15/2025	750,000	738,912
4.2%, 4/15/2027	4,497,000	4,372,541
EnLink Midstream LLC, 144A, 5.625%, 1/15/2028	4,000,000	3,961,907
EQM Midstream Partners LP, 144A, 6.375%, 4/1/2029	400,000	402,938
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	861,841
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,488,011
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,454,571
ONEOK, Inc.:
2.75%, 9/1/2024	2,604,000	2,572,778
5.0%, 3/1/2026	3,000,000	2,981,469
Plains All American Pipeline LP, 3.6%, 11/1/2024	2,022,000	1,996,315
Range Resources Corp., 4.875%, 5/15/2025	1,020,000	1,013,225
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,206,043
TC PipeLines LP, 4.375%, 3/13/2025	1,891,000	1,866,659
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	500,000	513,203
Venture Global LNG, Inc., 144A, 8.125%, 6/1/2028	960,000	979,379
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,111,276
		46,427,402
Financials 25.0%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,535,962
2.45%, 10/29/2026	2,110,000	1,959,472
6.5%, 7/15/2025	1,175,000	1,186,328
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	833,971
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,928,971
Series C, 4.125%, Perpetual	2,000,000	1,732,742
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,488,202
144A, 5.25%, 8/11/2025	2,000,000	1,982,326
144A, 6.5%, 7/18/2028	1,350,000	1,377,079
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,293,724
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,934,474
7.0%, 1/15/2027	3,050,000	3,137,655
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,513,023
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,726,423
144A, 4.25%, 4/15/2026	4,240,000	4,092,117
144A, 6.375%, 5/4/2028	1,330,000	1,356,854
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,953,397
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,344,819
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,056,496
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	975,337
Bank of America Corp.:
4.0%, 1/22/2025	750,000	740,033
5.933%, 9/15/2027	3,000,000	3,040,214
6.22%, 9/15/2026	3,000,000	3,060,707
Bank of New York Mellon Corp., 4.975%, 3/14/2030	1,890,000	1,891,626
Barclays PLC:
4.375%, Perpetual	3,000,000	2,459,366
6.49%, 9/13/2029	2,408,000	2,503,330
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,030,759
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,563,901
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	5,150,223
BNP Paribas SA, 144A, 5.497%, 5/20/2030	4,000,000	4,008,743
BPCE SA:
144A, 2.045%, 10/19/2027	2,500,000	2,280,852
144A, 4.875%, 4/1/2026	500,000	490,574
Capital One Financial Corp.:
2.636%, 3/3/2026	4,000,000	3,888,274
4.985%, 7/24/2026	1,940,000	1,927,489
5.7%, 2/1/2030 (a)	6,000,000	6,051,222
7.149%, 10/29/2027	980,000	1,019,897
Charles Schwab Corp.:
5.643%, 5/19/2029	2,610,000	2,649,625
5.875%, 8/24/2026	3,410,000	3,466,835
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
Citigroup, Inc.:
5.174%, 2/13/2030	2,970,000	2,956,142
5.5%, 9/13/2025	750,000	749,657
Corebridge Global Funding, 144A, 5.2%, 1/12/2029	4,000,000	4,004,628
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,097,752
144A, 6.466%, 1/9/2026	3,000,000	3,010,893
Discover Bank, 5.974%, 8/9/2028	4,100,000	4,078,564
Discover Financial Services:
3.95%, 11/6/2024	1,100,000	1,087,414
4.1%, 2/9/2027	1,291,000	1,245,506
Fiserv, Inc., 5.45%, 3/2/2028	1,710,000	1,729,988
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,180,536
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,934,800
4.7%, Perpetual	3,000,000	2,522,901
6.0%, Perpetual	500,000	481,284
7.336%, 11/3/2026	3,000,000	3,086,491
ING GROEP NV, 6.083%, 9/11/2027	2,910,000	2,945,938
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,364,469
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,070,000	2,107,220
JPMorgan Chase & Co.:
2.301%, 10/15/2025	4,000,000	3,929,524
SOFR + 0.58%, 5.944% (b), 6/23/2025	6,000,000	6,004,093
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,770,655
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,837,182
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,799,888
4.65%, 3/24/2026	4,530,000	4,440,468
4.716%, 8/11/2026	1,440,000	1,422,752
5.985%, 8/7/2027	1,140,000	1,150,739
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,812,206
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	4,000,000	4,063,280
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	974,901
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,984,569
144A, SOFR + 0.92%, 6.284% (b), 9/23/2027	6,000,000	5,979,762
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,117,996
Mizuho Financial Group, Inc., 5.376%, 5/26/2030	1,490,000	1,496,769
Morgan Stanley, SOFR + 0.509%, 5.86% (b), 1/22/2025	6,000,000	6,003,600
Natwest Group PLC, 5.847%, 3/2/2027	1,200,000	1,205,756
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,286,443
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,436,233
5.099%, 7/3/2025	3,000,000	2,980,594
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,039,413
144A, 3.625%, 3/1/2029	1,180,000	1,061,464
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	6,620,000	6,055,805
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	983,750
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,610,701
144A, 5.519%, 1/19/2028	3,000,000	2,979,365
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	982,586
144A, 4.75%, Perpetual	635,000	528,988
144A, 6.17%, 1/9/2027 (a)	2,120,000	2,138,458
144A, 7.776%, 11/16/2025	1,560,000	1,577,447
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	938,259
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,349,580
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,872,136
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,039,907
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	990,869
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,925,607
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,691,466
5.435%, 1/24/2030	1,610,000	1,608,122
6.047%, 6/8/2027	5,000,000	5,067,485
UBS Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,332,648
144A, 2.593%, 9/11/2025	1,180,000	1,163,225
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,691,866
		257,543,782
Health Care 2.9%
Bayer U.S. Finance LLC:
144A, 3.375%, 10/8/2024	1,745,000	1,720,142
144A, 6.125%, 11/21/2026	1,500,000	1,512,400
144A, 6.25%, 1/21/2029	3,000,000	3,052,258
CVS Pass-Through Trust, 6.036%, 12/10/2028	664,406	670,899
HCA, Inc.:
3.125%, 3/15/2027	3,000,000	2,837,244
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
5.25%, 6/15/2026	1,000,000	997,084
Humana, Inc., 5.7%, 3/13/2026	6,000,000	5,991,743
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	473,771
Medline Borrower LP, 144A, 6.25%, 4/1/2029	370,000	371,657
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,864,586
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	377,988
Smith & Nephew PLC, 5.15%, 3/20/2027	1,990,000	1,989,550
Solventum Corp., 144A, 5.45%, 2/25/2027	3,690,000	3,702,743
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,105,000	1,069,723
6.0%, 4/15/2024	704,000	703,141
		29,334,929
Industrials 2.5%
AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/2029	190,000	191,462
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,275,674
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	862,946
Block, Inc., 2.75%, 6/1/2026	420,000	395,003
Boeing Co., 2.196%, 2/4/2026	4,500,000	4,212,897
Bombardier, Inc., 144A, 7.125%, 6/15/2026	388,000	393,584
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,110,652
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,944,828
144A, 4.5%, 10/20/2025	303,333	300,248
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025	734,000	732,900
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026	1,045,000	1,026,726
144A, 6.75%, 1/15/2031	290,000	297,196
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,118,331
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,890,750
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	252,628
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,766,829
144A, 4.0%, 7/15/2025	2,550,000	2,497,102
144A, 4.4%, 7/1/2027	2,440,000	2,375,114
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	205,000	204,626
TransDigm, Inc., 144A, 6.375%, 3/1/2029	515,000	516,603
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	375,243
		25,741,342
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Information Technology 2.7%
CDW LLC, 4.125%, 5/1/2025	560,000	549,294
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,461,804
Concentrix Corp., 6.65%, 8/2/2026	6,230,000	6,277,647
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	4,837,327
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,049,821
Global Payments, Inc.:
2.15%, 1/15/2027	2,200,000	2,030,131
4.95%, 8/15/2027	910,000	902,726
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,206,273
Microchip Technology, Inc.:
4.25%, 9/1/2025	170,000	167,209
5.05%, 3/15/2029	2,660,000	2,660,400
NXP BV, 4.4%, 6/1/2027	1,380,000	1,352,882
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,209,768
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,426,067
		28,131,349
Materials 3.3%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,906,754
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,086,524
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	635,000	633,504
6.35%, 11/15/2028	1,430,000	1,481,420
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,140,809
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	1,060,000	1,058,115
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	358,396
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,480,715
REG S, 4.75%, 5/15/2025	500,000	493,572
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,386,537
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,509,796
Newmont Corp., 144A, 5.3%, 3/15/2026	1,450,000	1,453,569
NOVA Chemicals Corp., 144A, 8.5%, 11/15/2028	485,000	516,219
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,099,500
Olin Corp.:
5.125%, 9/15/2027	1,045,000	1,020,833
5.625%, 8/1/2029	3,000,000	2,962,075
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,497,816
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,103,231
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,813,235
		34,002,620
Real Estate 2.8%
Crown Castle, Inc., (REIT), 5.6%, 6/1/2029	4,000,000	4,053,675
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,044,549
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,208,359
(REIT), 1.25%, 7/15/2025	517,000	489,029
(REIT), 2.625%, 11/18/2024	2,466,000	2,416,328
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,015,183
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	768,429
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,464,169
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	219,030
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,797,535
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025 (a)	2,140,000	2,093,041
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,408,906
		28,978,233
Utilities 3.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,784,842
Alliant Energy Finance LLC, 144A, 5.95%, 3/30/2029	1,110,000	1,143,222
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,290,000	4,298,778
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	656,137
CenterPoint Energy, Inc., SOFR + 0.65%, 6.004% (b), 5/13/2024	1,630,000	1,630,196
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,083,264
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,789,673
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,445,930
FirstEnergy Corp., Series B, 4.15%, 7/15/2027	3,000,000	2,877,271
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	903,656
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	1,430,000	1,435,440
NextEra Energy Operating Partners LP:
144A, 4.25%, 7/15/2024	855,000	847,470
144A, 7.25%, 1/15/2029	250,000	255,791
NiSource, Inc., 5.25%, 3/30/2028	730,000	735,018
NRG Energy, Inc.:
144A, 3.75%, 6/15/2024	5,141,000	5,113,713
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
5.75%, 1/15/2028	1,075,000	1,069,056
Pacific Gas And Electric Co., 5.55%, 5/15/2029	1,360,000	1,371,875
		30,441,332
Total Corporate Bonds (Cost $583,449,721)		577,576,997
Mortgage-Backed Securities Pass-Throughs 2.4%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	55,849	54,264
4.5%, 4/1/2054 (c)	10,000,000	9,523,050
5.5%, 4/1/2054 (c)	10,000,000	9,948,620
6.0%, 4/1/2054 (c)	5,000,000	5,046,150
Government National Mortgage Association:
6.0%, 1/15/2039	15,923	16,685
7.0%, 6/20/2038	1,611	1,742
Total Mortgage-Backed Securities Pass-Throughs (Cost $24,675,820)		24,590,511
Asset-Backed 16.2%
Automobile Receivables 6.1%
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	636,216	628,254
Avis Budget Rental Car Funding AESOP LLC:
“B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	953,186
“C” , Series 2023-7A, 144A, 7.41%, 8/21/2028	5,000,000	5,184,889
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.822% (b), 12/26/2031 (c) (d)	250,000	250,000
CarMax Auto Owner Trust:
“C” , Series 2020-3, 1.69%, 4/15/2026	750,000	740,339
“C” , Series 2023-2, 5.57%, 11/15/2028	1,000,000	996,481
Carvana Auto Receivables Trust:
“A3” , Series 2022-P2, 4.13%, 4/12/2027	1,255,838	1,238,965
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,324,727
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,020,978
Chesapeake Funding II LLC, “C” , Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,451,657
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,633,201
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,969,405
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	418,020
“C” , Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,913,537
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	2,684,836	2,702,653
Exeter Automobile Receivables Trust, “D” , Series 2020-2A, 144A, 4.73%, 4/15/2026	690,672	689,147
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	543,865	530,936
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	409,214	402,151
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	1,170,493	1,150,874
“E” , Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,921,020
Ford Credit Auto Owner Trust, “C” , Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,330,286
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,020,452
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	1,586,000	1,577,222
Hertz Vehicle Financing III LLC, “C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	480,389
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,951,628
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,417,477
“D” , Series 2021-1A, 144A, 3.98%, 12/26/2025	5,000,000	4,896,392
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	141,957	137,792
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	529,971	513,994
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	75,710	73,411
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	104,333	103,231
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	136,356	133,941
“D” , Series 2021-1, 144A, 1.174%, 9/25/2028	164,404	162,669
“E” , Series 2021-3, 144A, 2.102%, 2/26/2029	189,275	184,593
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	93,946	92,586
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	41,860	41,503
“F” , Series 2020-2, 144A, 5.763%, 2/25/2028	74,382	74,353
OneMain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,549,799
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	638,225
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	589,051
Santander Bank Auto Credit Linked Notes, “B” , Series 2022-A, 144A, 5.281%, 5/15/2032	668,569	664,836
Santander Bank Auto Credit-Linked Notes:
“C” , Series 2023-B, 144A, 5.933%, 12/15/2033	1,750,000	1,752,471
“D” , Series 2023-B, 144A, 6.663%, 12/15/2033	1,750,000	1,758,301
“C” , Series 2022-C, 144A, 6.986%, 12/15/2032	887,054	890,175
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	155,372	153,140
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	104,876	103,726
Santander Consumer Auto Receivables Trust:
“B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	318	318
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	221,818	215,736
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	970,746
Santander Drive Auto Receivables Trust:
“C” , Series 2022-1, 2.56%, 4/17/2028	800,000	784,923
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	864,498
“C” , Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,511,228
U.S. Bank NA, “B” , Series 2023-1, 144A, 6.789%, 8/25/2032	1,705,005	1,714,853
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,520,703
		62,995,068
Credit Card Receivables 0.8%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	999,235
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,883,120
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,973,209
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,690,417
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	846,516
		8,392,497
Home Equity Loans 0.3%
BRAVO Residential Funding Trust, “A1” , Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 6.07% (b), 1/25/2070	851,493	850,645
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 30-day average SOFR + 1.164%, 6.494% (b), 12/25/2034	395,501	342,059
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 30-day average SOFR + 1.154%, 6.484% (b), 6/25/2034	1,508,945	1,437,502
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	19,099
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	88,720
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	45	44
		2,738,069
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
Miscellaneous 9.0%
American Homes 4 Rent Trust, “D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	360,544
Anchorage Capital CLO 20 Ltd., “A1” , Series 2021-20A, 144A, 90-day average SOFR + 1.462%, 6.779% (b), 1/20/2035	500,000	500,062
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 7.654% (b), 4/26/2037	1,875,000	1,875,216
Applebee’s Funding LLC, “A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,842,980
Atrium XIV LLC, “B” , Series 14A, 144A, 90-day average SOFR + 1.962%, 7.276% (b), 8/23/2030	4,250,000	4,251,513
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 90-day average SOFR + 2.212%, 7.529% (b), 10/20/2031	7,500,000	7,500,045
Battalion CLO XV Ltd., “B” , Series 2020-15A, 144A, 90-day average SOFR + 1.962%, 7.278% (b), 1/17/2033	5,000,000	4,996,240
Bryant Park Funding Ltd., “A1” , Series 2023-21A, 144A, 90-day average SOFR + 2.05%, 7.535% (b), 10/18/2036	900,000	909,452
Carlyle Global Market Strategies CLO Ltd., “BR2” , Series 2014-1A, 144A, 90-day average SOFR + 1.662%, 6.978% (b), 4/17/2031	4,000,000	3,996,348
Carlyle U.S. CLO Ltd., “B” , Series 2018-2A, 144A, 90-day average SOFR + 2.312%, 7.626% (b), 10/15/2031	3,000,000	3,001,155
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,569,888
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,447,524
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 30-day average SOFR + 0.254%, 5.58% (b), 1/15/2037	520,578	472,459
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 3.053% (b), 12/25/2036	1,702,255	1,392,335
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,387,500	2,310,547
Domino’s Pizza Master Issuer LLC:
“A2” , Series 2019-1A, 144A, 3.668%, 10/25/2049	1,920,000	1,765,844
“A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	947,500	921,712
Dryden 50 Senior Loan Fund, “B” , Series 2017-50A, 144A, 90-day average SOFR + 1.912%, 7.226% (b), 7/15/2030	500,000	500,260
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	421,012	428,594
FirstKey Homes Trust, “B” , Series 2022-SFR1, 144A, 4.493%, 5/19/2039	1,000,000	968,483
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Flatiron CLO Ltd., “B” , Series 2018-1A, 144A, 90-day average SOFR + 1.612%, 6.928% (b), 4/17/2031	2,500,000	2,500,137
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	757,474
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	211,318	202,134
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	1,000,000	1,003,755
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,146,348
HPEFS Equipment Trust, “C” , Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,519,702
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,826,508
LCM XVI LP, “BR2” , Series 16A, 144A, 90-day average SOFR + 2.012%, 7.326% (b), 10/15/2031	2,120,000	2,119,996
Mosaic Solar Loan Trust:
“A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	4,630,670	4,011,528
“C” , Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	1,129,787
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	567,740
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	168,854	156,987
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	124,205	116,403
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	346,910	327,406
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	337,836	320,172
“B” , Series 2024-1A, 144A, 5.51%, 2/20/2043	1,625,000	1,626,516
MVW Owner Trust:
“A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	644,872	626,201
“B” , Series 2023-1A, 144A, 5.42%, 10/20/2040	1,550,077	1,532,554
Neuberger Berman CLO XVIII Ltd., “A2R2” , Series 2014-18A, 144A, 90-day average SOFR + 1.962%, 7.279% (b), 10/21/2030	1,800,000	1,796,924
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	944,735
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	526,472	490,969
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,010,414	934,079
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	406,665	389,803
Progress Residential Trust, “E” , Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	491,478
Regatta XVIII Funding Ltd., “B” , Series 2021-1A, 144A, 90-day average SOFR + 1.712%, 7.026% (b), 1/15/2034	3,000,000	2,997,273
RR 17 Ltd., “B” , Series 2021-17A, 144A, 90-day average SOFR + 2.162%, 7.476% (b), 7/15/2034	7,000,000	6,999,972
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	220,429	211,720
Taco Bell Funding LLC, “A2I” , Series 2021-1A, 144A, 1.946%, 8/25/2051	4,421,250	3,999,159
Venture XXVI CLO Ltd., “BR” , Series 2017-26A, 144A, 90-day average SOFR + 1.962%, 7.279% (b), 1/20/2029	450,000	447,618
Voya CLO Ltd., “A3R” , Series 2016-3A, 144A, 90-day average SOFR + 2.012%, 7.31% (b), 10/18/2031	4,500,000	4,499,838
Zais CLO 13 Ltd., “A1A” , Series 2019-13A, 144A, 90-day average SOFR + 1.752%, 7.066% (b), 7/15/2032	2,497,668	2,499,364
		93,205,481
Total Asset-Backed (Cost $171,035,101)		167,331,115
Commercial Mortgage-Backed Securities 9.3%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	2,500,000	2,157,572
“C” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	1,000,000	856,534
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.053% (b), 6/15/2035	3,500,000	3,438,750
BAMLL Commercial Mortgage Securities Trust, “C” , Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 6.973% (b), 9/15/2034	1,000,000	995,000
Bank, “A5” , Series 2021-BN34, 2.438%, 6/15/2063	500,000	405,799
BF Mortgage Trust, “B” , Series 2019-NYT, 144A, 30-day average SOFR + 1.447%, 7.023% (b), 12/15/2035	500,000	469,198
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.779% (b), 10/15/2034	1,500,000	1,497,656
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 30-day average SOFR + 1.547%, 6.872% (b), 7/15/2035	2,500,000	2,496,739
BPR Trust:
“B” , Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.59% (b), 9/15/2038	506,000	499,740
“C” , Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.14% (b), 9/15/2038	340,000	335,822
BX Commercial Mortgage Trust:
“A” , Series 2019-IMC, 144A, 30-day average SOFR + 1.046%, 6.371% (b), 4/15/2034	2,000,000	1,997,891
“B” , Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.671% (b), 4/15/2034	3,500,000	3,494,988
“D” , Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.139% (b), 10/15/2037	1,176,000	1,166,078
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
BX Trust:
“D” , Series 2019-OC11, 144A, 3.944%, 12/9/2041	2,500,000	2,203,058
“D” , Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.335% (b), 10/15/2036	1,725,000	1,690,500
BXP Trust:
“B” , Series 2021-601L, 144A, 2.775% (b), 1/15/2044	2,000,000	1,519,848
“A” , Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.223% (b), 11/15/2034	500,000	466,323
“B” , Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.473% (b), 11/15/2034	3,960,000	3,376,479
CFK Trust, “A” , Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,000,000	2,653,578
Citigroup Commercial Mortgage Trust, “F” , Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.19% (b), 10/15/2038	2,600,000	2,540,207
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.532% (b), 11/15/2037	4,914,953	4,905,737
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,301,502	1,196,939
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	923,038
“B” , Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.69% (b), 10/15/2037	2,756,000	2,676,213
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	917,248
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 30-day average SOFR + 1.077%, 6.403% (b), 6/15/2033	2,500,000	2,142,749
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 0.892% (b), 6/25/2029	17,800,000	714,230
“X1” , Series K058, Interest Only, 0.907% (b), 8/25/2026	21,911,314	383,919
Fontainebleau Miami Beach Trust, “D” , Series 2019 -FBLU, 144A, 3.963% (b), 12/10/2036	5,000,000	4,875,912
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 7.32% (b), 1/25/2051	527,181	515,993
“M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.07% (b), 1/25/2051	1,808,000	1,767,789
GS Mortgage Securities Corp. Trust, “B” , Series 2021-IP, 144A, 30-day average SOFR + 1.264%, 6.59% (b), 10/15/2036	3,000,000	2,923,354
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 3.84% (b), 7/10/2046	519,138	493,428
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)
GSCG Trust, “C” , Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	315,708
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.785% (b), 11/15/2036	3,173,077	3,149,279
Hudson Yards Mortgage Trust, “A” , Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,789,823
JPMDB Commercial Mortgage Securities Trust:
“A5” , Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,548,445
“AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	902,112
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,176,066
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	900,460
“A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.582% (b), 6/15/2035	4,312,431	4,019,962
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	888,033
Morgan Stanley Capital I Trust:
“A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	945,406
“B” , Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.819% (b), 7/15/2035	1,568,800	1,562,917
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,799,720
MSWF Commercial Mortgage Trust, “XA” , Series 2023-2, Interest Only, 0.907% (b), 12/15/2056	15,207,384	1,006,831
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,602,994
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.69% (b), 1/15/2036	2,378,000	2,271,266
“B” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.614%, 6.94% (b), 1/15/2036	1,166,000	1,090,403
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.44% (b), 7/15/2038	2,362,000	1,896,047
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	826,565
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.096% (b), 11/15/2036	500,000	494,844
Switch ABS Issuer LLC, “A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	2,000,000	1,977,389
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 0.987% (b), 12/15/2050	23,538,654	698,648
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“XA” , Series 2017-C1, Interest Only, 1.515% (b), 6/15/2050	17,946,118	640,174
WB Commercial Mortgage Trust, “A” , Series 2024-HQ, 144A, 6.134%, 3/15/2040	500,000	502,696
Wells Fargo Commercial Mortgage Trust:
“A” , Series 2019-JWDR, 144A, 2.501% (b), 9/15/2031	200,000	185,234
“A2” , Series 2016-C34, 2.603%, 6/15/2049	97,325	97,078
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	62,045	61,029
“C” , Series 2021-SAVE, 144A, 30-day average SOFR + 1.914%, 7.24% (b), 2/15/2040	2,051,200	2,015,353
“D” , Series 2021-SAVE, 144A, 30-day average SOFR + 2.614%, 7.94% (b), 2/15/2040	800,000	784,019
WFRBS Commercial Mortgage Trust, “AS” , Series 2014-C24, 3.931%, 11/15/2047	240,000	230,168
Total Commercial Mortgage-Backed Securities (Cost $101,270,730)		96,076,978
Collateralized Mortgage Obligations 6.1%
Angel Oak Mortgage Trust, “A1” , Series 2021-1, 144A, 0.909%, 1/25/2066	479,362	404,038
Banc of America Mortgage Trust:
“2A8” , Series 2003-J, 5.084% (b), 11/25/2033	104,218	92,589
“2A3” , Series 2005-J, 5.212% (b), 11/25/2035	58,547	52,295
“A15” , Series 2006-2, 6.0%, 7/25/2046	5,597	4,705
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,166,600	1,017,561
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 4.746% (b), 1/25/2034	227,338	192,847
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 6.67% (b), 2/25/2050	1,957,725	1,933,860
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.87% (b), 2/25/2050	1,020,239	978,434
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	334,929	289,597
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	235,884	204,371
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	798,198	649,867
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,844,735	1,499,343
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	779,322	642,396
“A3” , Series 2024-1, 144A, 6.139%, 2/25/2069	3,093,095	3,070,487
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.97% (b), 12/25/2041	500,000	502,154
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

	Principal Amount ($)	Value ($)
“1M1” , Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 7.621% (b), 5/25/2043	3,025,958	3,088,266
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.42% (b), 3/25/2042	250,000	259,822
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	66,805	65,960
CSMC Trust, “B4” , Series 2013-IVR3, 144A, 3.399% (b), 5/25/2043	1,166,301	853,222
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	566,183	454,459
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,313,447	1,823,988
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	690,541	624,784
Federal Home Loan Mortgage Corp.:
“AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	4,441,575	536,653
“PK” , Series 1751, 8.0%, 9/15/2024	1,970	1,968
Federal National Mortgage Association:
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,732,423	401,066
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,503,947	509,961
“DE” , Series 2014-18, 4.0%, 8/25/2042	232,781	223,627
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	905,773	85,777
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	41,799	7,000
“DU” , Series 2024-9, 5.5%, 3/25/2054	4,263,450	4,211,103
“1A6” , Series 2007-W8, 6.695% (b), 9/25/2037	283,544	289,222
Federal National Mortgage Association Connecticut Avenue Securities, “1B1” , Series 2024-R01, 144A, 30-day average SOFR + 2.7%, 8.02% (b), 1/25/2044	1,000,000	1,005,400
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.12% (b), 11/25/2041	1,200,000	1,206,821
“M2” , Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 7.42% (b), 10/25/2033	500,000	508,736
“M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.72% (b), 2/25/2042	1,000,000	1,018,084
“M2” , Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.885% (b), 3/25/2049	316,101	317,878
“M2” , Series 2019-DNA1, 144A, 30-day average SOFR + 2.764%, 8.085% (b), 1/25/2049	49,472	49,935
“M1B” , Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 8.57% (b), 4/25/2043	2,000,000	2,096,335
FWD Securitization Trust, “A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	544,994	499,777
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	652,328	535,678
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,225,573	972,784
The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,307,021	450,619
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,777,357	677,801
“JI” , Series 2021-121, Interest Only, 2.5%, 7/20/2051	8,172,135	836,339
“IT” , Series 2013-82, Interest Only, 3.5%, 5/20/2043	8,081,616	1,065,854
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	118,064	27,658
Government National Mortgage Association REMICS, “HJ” , Series 2024-8, 5.0%, 1/20/2054	5,951,255	5,803,952
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	92,462	85,178
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,119,463	954,935
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	646,119	530,032
“A1” , Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,174,286	2,135,056
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.87% (b), 3/25/2051	1,280,950	1,291,138
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 7.12% (b), 3/25/2051	648,651	633,718
“M1” , Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.694% (b), 10/25/2057	2,273,837	2,275,181
“M4” , Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 8.07% (b), 3/25/2051	719,512	684,956
JPMorgan Mortgage Trust, “6A1” , Series 2005-A6, 6.25%, 8/25/2035	139,979	134,486
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 5.922% (b), 12/25/2034	5,090	4,795
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	172,593	161,396
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	396,492	339,615
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	31,801	31,242
Sequoia Mortgage Trust, “B4” , Series 2013-2, 3.633% (b), 2/25/2043	682,477	643,230
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	331,529	307,093
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,907,984
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,308,902
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	341,790	303,785
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	411,452	389,723
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

	Principal Amount ($)	Value ($)
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	7,158	7,114
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	16,739	16,530
“B1” , Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,326,420
“A1” , Series 2019-INV2, 144A, 3.913%, 7/25/2059	68,238	65,394
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	177,256	167,123
Western Mortgage Reference Notes, “M1” , Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.47% (b), 7/25/2059	2,385,271	2,468,146
Total Collateralized Mortgage Obligations (Cost $67,224,936)		63,218,371
Government & Agency Obligations 9.7%
Other Government Related (e) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,486,012
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	496,620
Vnesheconombank:
144A, 5.942%, 11/21/2023* (d)	500,000	0
144A, 6.025%, 7/5/2022* (d)	1,500,000	0
		2,982,632
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,842,040
U.S. Treasury Obligations 9.2%
U.S. Treasury Bills, 5.227% (f), 6/20/2024 (g)	1,500,000	1,482,612
U.S. Treasury Notes:
0.25%, 5/31/2025	10,000,000	9,471,094
0.375%, 11/30/2025	5,000,000	4,651,758
0.375%, 1/31/2026	5,000,000	4,622,851
0.5%, 4/30/2027	12,000,000	10,659,844
0.625%, 8/15/2030	4,000,000	3,203,281
0.875%, 9/30/2026	15,000,000	13,727,930
1.5%, 8/15/2026	5,000,000	4,659,765
1.625%, 10/31/2026	12,000,000	11,169,844
1.75%, 7/31/2024	3,000,000	2,964,726
1.875%, 2/15/2032	4,000,000	3,378,437
2.25%, 11/15/2024	10,000,000	9,818,750
4.375%, 11/30/2028	6,000,000	6,031,641
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
4.625%, 3/15/2026	4,500,000	4,496,133
4.75%, 7/31/2025	5,000,000	4,991,211
		95,329,877
Total Government & Agency Obligations (Cost 104,680,171)		100,154,549

	Shares	Value ($)
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (h) (i) (Cost $9,824,143)	9,824,143	9,824,143
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.36% (h)	18,345,457	18,345,457
DWS ESG Liquidity Fund “Capital Shares” , 5.42% (h)	13,161	13,158
Total Cash Equivalents (Cost $18,358,609)		18,358,615

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,080,519,231)	102.6	1,057,131,279
Other Assets and Liabilities, Net	(2.6)	(26,800,791)
Net Assets	100.0	1,030,330,488
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (h) (i)
6,253,290	3,570,853 (j)	—	—	—	41,506	—	9,824,143	9,824,143
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.36% (h)
6,725,362	247,343,078	235,722,983	—	—	474,948	—	18,345,457	18,345,457
DWS ESG Liquidity Fund “Capital Shares” , 5.42% (h)
12,806	352	—	—	—	350	—	13,161	13,158
12,991,458	250,914,283	235,722,983	—	—	516,804	—	28,182,761	28,182,758

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $9,486,850, which is 0.9% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued or delayed delivery securities included.
(d)	Investment was valued using significant unobservable inputs.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/18/2024	38	4,198,208	4,210,281	12,073
5 Year U.S. Treasury Note	USD	6/28/2024	223	23,847,613	23,864,484	16,871
Euro-Schatz	EUR	6/6/2024	220	25,101,153	25,087,576	(13,577)
Total net unrealized appreciation						15,367

At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,800,000	USD	5,200,253	5/2/2024	15,128	BNP Paribas SA

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	7,688,445	JPY	1,156,900,000	5/2/2024	(8,469)	Morgan Stanley
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$577,576,997	$—	$577,576,997
Mortgage-Backed Securities Pass-Throughs	—	24,590,511	—	24,590,511
Asset-Backed (a)	—	167,081,115	250,000	167,331,115
Commercial Mortgage-Backed Securities	—	96,076,978	—	96,076,978
Collateralized Mortgage Obligations	—	63,218,371	—	63,218,371
Government & Agency Obligations (a)	—	100,154,549	0	100,154,549
Short-Term Investments (a)	28,182,758	—	—	28,182,758
Derivatives (b)
Futures Contracts	28,944	—	—	28,944
Forward Foreign Currency Contracts	—	15,128	—	15,128
Total	$28,211,702	$1,028,713,649	$250,000	$1,057,175,351

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(13,577)	$—	$—	$(13,577)
Forward Foreign Currency Contracts	—	(8,469)	—	(8,469)
Total	$(13,577)	$(8,469)	$—	$(22,046)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Statement of Assets and Liabilities
as of March 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,052,336,479) — including $9,486,850 of securities loaned	$1,028,948,521
Investment in DWS Government & Agency Securities Portfolio (cost $9,824,143)*	9,824,143
Investment in affiliated securities, at value (cost $18,358,609)	18,358,615
Cash	2,834,353
Foreign currency, at value (cost $1,737)	1,200
Receivable for Fund shares sold	2,822,230
Interest receivable	8,237,304
Affiliated securities lending income receivable	2,793
Unrealized appreciation on forward foreign currency contracts	15,128
Other assets	78,744
Total assets	1,071,123,031
Liabilities
Payable upon return of securities loaned	9,824,143
Payable for investments purchased	2,777,785
Payable for investments purchased — when-issued/delayed delivery securities	250,000
Payable for investments purchased — TBA purchase commitments	24,632,596
Payable for Fund shares redeemed	1,690,614
Payable for variation margin on futures contracts	36,084
Unrealized depreciation on forward foreign currency contracts	8,469
Distributions payable	917,142
Accrued management fee	146,339
Accrued Trustees' fees	8,331
Other accrued expenses and payables	501,040
Total liabilities	40,792,543
Net assets, at value	$1,030,330,488
Net Assets Consist of
Distributable earnings (loss)	(192,899,620)
Paid-in capital	1,223,230,108
Net assets, at value	$1,030,330,488
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

Statement of Assets and Liabilities as of March 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($165,482,647 ÷ 19,914,094 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.31
Maximum offering price per share (100 ÷ 97.75 of $8.31)	$8.50
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,795,622 ÷ 1,419,183 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.31
Class R6
Net Asset Value, offering and redemption price per share ($9,781,125 ÷ 1,176,239 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.32
Class S
Net Asset Value, offering and redemption price per share ($265,687,549 ÷ 31,895,515 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.33
Institutional Class
Net Asset Value, offering and redemption price per share ($577,583,545 ÷ 69,503,252 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.31
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

Statement of Operations
for the six months ended March 31, 2024 (Unaudited)

Investment Income
Income:
Interest	$23,853,184
Income distributions from affiliated securities	475,298
Affiliated securities lending income	41,506
Total income	24,369,988
Expenses:
Management fee	1,860,331
Administration fee	494,389
Services to shareholders	628,148
Distribution and service fees	269,002
Custodian fee	2,449
Professional fees	39,816
Reports to shareholders	44,092
Registration fees	53,133
Trustees' fees and expenses	21,654
Other	41,657
Total expenses before expense reductions	3,454,671
Expense reductions	(999,283)
Total expenses after expense reductions	2,455,388
Net investment income	21,914,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,612,914)
Futures	(941,070)
Forward foreign currency contracts	90,211
Foreign currency	(305)
(3,464,078)
Change in net unrealized appreciation (depreciation) on:
Investments	26,216,480
Futures	420,973
Forward foreign currency contracts	6,659
Foreign currency	1,369
26,645,481
Net gain (loss)	23,181,403
Net increase (decrease) in net assets resulting from operations	$45,096,003
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

Statements of Changes in Net Assets
	Six Months Ended March 31, 2024	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$21,914,600	$35,460,543
Net realized gain (loss)	(3,464,078)	(11,994,702)
Change in net unrealized appreciation (depreciation)	26,645,481	21,675,328
Net increase (decrease) in net assets resulting from operations	45,096,003	45,141,169
Distributions to shareholders:
Class A	(3,668,319)	(6,816,358)
Class C	(197,921)	(289,641)
Class R6	(120,618)	(99,467)
Class S	(5,997,978)	(10,129,552)
Institutional Class	(13,403,975)	(21,512,476)
Total distributions	(23,388,811)	(38,847,494)
Fund share transactions:
Proceeds from shares sold	298,654,278	528,471,519
Reinvestment of distributions	20,849,524	33,281,045
Payments for shares redeemed	(297,947,288)	(642,276,731)
Net increase (decrease) in net assets from Fund share transactions	21,556,514	(80,524,167)
Increase (decrease) in net assets	43,263,706	(74,230,492)
Net assets at beginning of period	987,066,782	1,061,297,274
Net assets at end of period	$1,030,330,488	$987,066,782

The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.13	$8.08	$8.81	$8.78	$8.69	$8.54
Income (loss) from investment operations:
Net investment income[a]	.17	.27	.14	.15	.19	.21
Net realized and unrealized gain (loss)	.19	.07	(.69)	.05	.11	.18
Total from investment operations	.36	.34	(.55)	.20	.30	.39
Less distributions from:
Net investment income	(.18)	(.29)	(.18)	(.17)	(.21)	(.24)
Net asset value, end of period	$8.31	$8.13	$8.08	$8.81	$8.78	$8.69
Total Return (%)[b,c]	4.30 *	4.41	(6.32)	2.32	3.50	4.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	165	171	215	275	262	227
Ratio of expenses before expense reductions (%)	.87 **	.87	.85	.85	.85	.87
Ratio of expenses after expense reductions (%)	.73 **	.74	.75	.78	.77	.79
Ratio of net investment income (%)	4.05 **	3.25	1.68	1.64	2.20	2.48
Portfolio turnover rate (%)	40 *	50	41	62	75	51

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.08	$8.81	$8.77	$8.68	$8.53
Income (loss) from investment operations:
Net investment income[a]	.14	.21	.08	.08	.12	.15
Net realized and unrealized gain (loss)	.18	.08	(.70)	.06	.11	.18
Total from investment operations	.32	.29	(.62)	.14	.23	.33
Less distributions from:
Net investment income	(.15)	(.23)	(.11)	(.10)	(.14)	(.18)
Net asset value, end of period	$8.31	$8.14	$8.08	$8.81	$8.77	$8.68
Total Return (%)[b,c]	3.90 *	3.59	(7.06)	1.63	2.72	3.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	11	11	20	33	53
Ratio of expenses before expense reductions (%)	1.61 **	1.63	1.61	1.59	1.60	1.63
Ratio of expenses after expense reductions (%)	1.48 **	1.50	1.50	1.53	1.52	1.54
Ratio of net investment income (%)	3.30 **	2.52	.90	.92	1.44	1.74
Portfolio turnover rate (%)	40 *	50	41	62	75	51

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

38	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.09	$8.82	$8.79	$8.70	$8.55
Income (loss) from investment operations:
Net investment income[a]	.18	.30	.17	.17	.21	.24
Net realized and unrealized gain (loss)	.19	.08	(.70)	.06	.11	.17
Total from investment operations	.37	.38	(.53)	.23	.32	.41
Less distributions from:
Net investment income	(.19)	(.33)	(.20)	(.20)	(.23)	(.26)
Net asset value, end of period	$8.32	$8.14	$8.09	$8.82	$8.79	$8.70
Total Return (%)	4.62 b*	4.70 [b]	(6.02)[b]	2.61 [b]	3.76	4.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	3	2	2	2	2
Ratio of expenses before expense reductions (%)	.51 **	.52	.51	.51	.52	.53
Ratio of expenses after expense reductions (%)	.38 **	.38	.46	.51	.52	.53
Ratio of net investment income (%)	4.46 **	3.64	1.99	1.91	2.45	2.77
Portfolio turnover rate (%)	40 *	50	41	62	75	51

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	39

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.16	$8.10	$8.84	$8.80	$8.71	$8.56
Income (loss) from investment operations:
Net investment income[a]	.18	.29	.17	.17	.21	.24
Net realized and unrealized gain (loss)	.18	.08	(.71)	.07	.11	.17
Total from investment operations	.36	.37	(.54)	.24	.32	.41
Less distributions from:
Net investment income	(.19)	(.31)	(.20)	(.20)	(.23)	(.26)
Net asset value, end of period	$8.33	$8.16	$8.10	$8.84	$8.80	$8.71
Total Return (%)[b]	4.42 *	4.66	(6.16)	2.70	3.75	4.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	266	255	311	377	376	554
Ratio of expenses before expense reductions (%)	.67 **	.69	.68	.66	.66	.68
Ratio of expenses after expense reductions (%)	.50 **	.50	.50	.53	.52	.54
Ratio of net investment income (%)	4.28 **	3.49	1.94	1.89	2.44	2.74
Portfolio turnover rate (%)	40 *	50	41	62	75	51

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

40	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.14	$8.09	$8.82	$8.78	$8.70	$8.55
Income (loss) from investment operations:
Net investment income[a]	.18	.30	.17	.17	.21	.24
Net realized and unrealized gain (loss)	.18	.08	(.69)	.07	.10	.17
Total from investment operations	.36	.38	(.52)	.24	.31	.41
Less distributions from:
Net investment income	(.19)	(.33)	(.21)	(.20)	(.23)	(.26)
Net asset value, end of period	$8.31	$8.14	$8.09	$8.82	$8.78	$8.70
Total Return (%)[b]	4.51 *	4.70	(6.02)	2.70	3.64	4.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	578	547	522	634	435	223
Ratio of expenses before expense reductions (%)	.61 **	.61	.60	.60	.61	.61
Ratio of expenses after expense reductions (%)	.38 **	.38	.46	.53	.52	.54
Ratio of net investment income (%)	4.40 **	3.64	1.98	1.88	2.45	2.74
Portfolio turnover rate (%)	40 *	50	41	62	75	51

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	41

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

42	|	DWS Short Duration Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

DWS Short Duration Fund	|	43

value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best

44	|	DWS Short Duration Fund

efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of

DWS Short Duration Fund	|	45

counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $160,083,000, including short-term losses ($62,208,000) and long-term losses ($97,875,000), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
At March 31, 2024, the aggregate cost of investments for federal income tax purposes was $1,084,365,724. The net unrealized depreciation for all investments based on tax cost was $27,234,445. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $6,166,390 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $33,400,835.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

46	|	DWS Short Duration Fund

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and to hedge against interest rate risk.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

DWS Short Duration Fund	|	47

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $42,887,000 to $57,394,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2024, the Fund entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,200,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $7,688,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2024 and the related location in the

48	|	DWS Short Duration Fund

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$28,944	$28,944
Foreign Exchange Contracts (b)	15,128	—	15,128
	$15,128	$28,944	$44,072
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(13,577)	$(13,577)
Foreign Exchange Contracts (b)	(8,469)	—	(8,469)
	$(8,469)	$(13,577)	$(22,046)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2024 and the related location in the accompanying

DWS Short Duration Fund	|	49

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(941,070)	$(941,070)
Foreign Exchange Contracts (a)	90,211	—	90,211
	$90,211	$(941,070)	$(850,859)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$420,973	$420,973
Foreign Exchange Contracts (a)	6,659	—	6,659
	$6,659	$420,973	$427,632
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of March 31, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
BNP Paribas SA	$15,128	$—	$—	$15,128

50	|	DWS Short Duration Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$8,469	$—	$—	$8,469
C.
Purchases and Sales of Securities
During the six months ended March 31, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$378,395,827	$385,319,080
U.S. Treasury Obligations	$34,852,204	$18,053,659
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.

DWS Short Duration Fund	|	51

For the period from October 1, 2023 through January 31, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class R6	.38%
Class S	.50%
Institutional Class	.38%
In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of Class A and Class C shares.
For the six months ended March 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$122,477
Class C	7,513
Class R6	3,373
Class S	223,751
Institutional Class	642,169
$999,283
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2024, the Administration Fee was $494,389, of which $84,443 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

52	|	DWS Short Duration Fund

March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Class A	$13,179	$4,525
Class C	573	201
Class R6	91	18
Class S	84,879	29,942
Institutional Class	325	81
	$99,047	$34,767
In addition, for the six months ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$85,209
Class C	5,493
Class S	128,085
Institutional Class	277,074
$495,861
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Class C	$41,962	$7,397
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Short Duration Fund	|	53

accounts the firms service. For the six months ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annualized Rate
Class A	$213,188	$66,406.25%
Class C	13,852	5,276.25%
	$227,040	$71,682
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2024 aggregated $2,700.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2024, the CDSC for Class C shares aggregated $1,273. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2024, DDI received $1,223 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $636, of which $193 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

54	|	DWS Short Duration Fund

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $3,096.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,229,896	$18,346,602	2,704,623	$22,063,572
Class C	283,440	2,337,130	619,569	5,060,283
Class R6	871,581	7,265,106	130,227	1,063,531
Class S	5,257,145	43,307,947	6,027,462	49,367,167
Institutional Class	27,632,948	227,397,493	55,156,798	450,916,966
		$298,654,278		$528,471,519
Shares issued to shareholders in reinvestment of distributions
Class A	409,911	$3,378,652	769,259	$6,275,573
Class C	22,021	181,538	33,002	269,190
Class R6	12,485	103,347	11,949	97,556
Class S	673,117	5,563,423	1,158,665	9,474,261
Institutional Class	1,409,459	11,622,564	2,102,767	17,164,465
		$20,849,524		$33,281,045

DWS Short Duration Fund	|	55

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(3,793,352)	$(31,247,363)	(9,011,955)	$(73,491,851)
Class C	(205,906)	(1,691,904)	(684,794)	(5,585,177)
Class R6	(64,970)	(533,602)	(74,694)	(609,867)
Class S	(5,264,414)	(43,457,767)	(14,397,165)	(117,757,484)
Institutional Class	(26,808,324)	(221,016,652)	(54,466,329)	(444,832,352)
		$(297,947,288)		$(642,276,731)
Net increase (decrease)
Class A	(1,153,545)	$(9,522,109)	(5,538,073)	$(45,152,706)
Class C	99,555	826,764	(32,223)	(255,704)
Class R6	819,096	6,834,851	67,482	551,220
Class S	665,848	5,413,603	(7,211,038)	(58,916,056)
Institutional Class	2,234,083	18,003,405	2,793,236	23,249,079
		$21,556,514		$(80,524,167)

56	|	DWS Short Duration Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Short Duration Fund	|	57

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

58	|	DWS Short Duration Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,043.00	$1,039.00	$1,046.20	$1,044.20	$1,045.10
Expenses Paid per $1,000*	$3.73	$7.54	$1.94	$2.56	$1.94
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,021.35	$1,017.60	$1,023.10	$1,022.50	$1,023.10
Expenses Paid per $1,000*	$3.69	$7.47	$1.92	$2.53	$1.92

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.73%	1.48%	.38%	.50%	.38%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Short Duration Fund	|	59

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

60	|	DWS Short Duration Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Short Duration Fund	|	61

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period and has outperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

62	|	DWS Short Duration Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Short Duration Fund	|	63

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

64	|	DWS Short Duration Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Short Duration Fund	|	65

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 593	25155T 585	25155T 577
Fund Number	418	718	822	1422

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

66	|	DWS Short Duration Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSDF-3
(R-027148-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024